Description of the Plan and Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan and Plan Termination	DESCRIPTION OF THE PLAN
The following description of the ITC Savings & Investment Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for more complete information.
General
The Plan is a defined contribution plan covering substantially all employees of ITC Holdings Corp. (“ITC Holdings,” or together with its subsidiaries, “ITC”) and select FortisUS Inc. employees. International Transmission Company, a wholly-owned subsidiary of ITC Holdings, is the plan sponsor. The ITC Retirement Benefits Board (“RBB”) controls and manages the operation and administration of the Plan. Fidelity Management Trust Company (the “Trustee”) serves as the trustee and Fidelity Workplace Services LLC is the recordkeeper of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
Contributions
Each year, participants may contribute up to 75% of their eligible compensation, as defined in the Plan, subject to certain Internal Revenue Code (the “IRC”) limitations. Participants’ contributions are withheld from the participants’ eligible compensation on a pre-tax, after-tax, or Roth after-tax basis. ITC provides a matching contribution of 100% of the first 4% of eligible compensation and 50% of the next 4% of eligible compensation that a participant contributes to the Plan. Participants may also contribute amounts representing distributions from other qualified defined contribution plans.
Participant Accounts
Individual accounts are maintained for each Plan participant. Each participant’s account is increased for any participant contribution, ITC’s matching contributions, an allocation of the Plan’s investment earnings, and revenue sharing. Additionally, each participant’s account is charged with withdrawals, administrative fees, and an allocation of the Plan’s investment losses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Investments
Participants direct the investment of their contributions and ITC’s contributions into various investment options offered by the Plan and may change investments and transfer amounts between funds daily. The Plan currently offers mutual funds, including target retirement date funds, a stable value fund, collective investment trust (“CIT”) funds, and Fortis Inc. common stock as investment options for participants. Participants also have the option to invest, through a self-directed brokerage account, in a variety of investments including individual stocks, bonds, mutual funds, and other investments beyond those offered directly by the Plan.
Vesting
Participants are vested immediately in all amounts credited to their accounts.
Notes Receivable from Participants
Participants may borrow from their fund accounts at a minimum of $1,000 up to a maximum of $50,000 or 50% of their account balance during the prior twelve-month period, whichever is less. Participants may only have two loans outstanding at any given time. Once any loan is paid in full, participants have a 180-day waiting period between loans. The notes are secured by the balance in the participant’s account and bear interest at rates determined by the plan administrator based on the prevailing interest rates charged by financial institutions for loans, which would be made under similar circumstances. The interest rate remains fixed throughout the duration of the note. Principal and interest are paid ratably through payroll deductions and participants can pay down additional principal via check or Automated Clearing House (“ACH”) payments. Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes are recorded as distributions based on the terms of the Plan document. Notes receivable from participants under the Plan mature during the period of 2026 through 2035 and carry interest rates ranging from 5.25% to 10.50%.
Payment of Benefits
Upon death, disability, retirement, termination of service, or upon reaching age 59 ½, a participant or participant’s beneficiary may generally elect to receive either a lump-sum amount equal to the value of the participant’s account balance or substantially equal installment distributions over a period of time equal to the participant’s account balance. In addition, a participant may apply to receive a hardship withdrawal, subject to penalty, or apply to withdraw funds in certain limited circumstances without penalty.
PLAN TERMINATION
Although it has not expressed any intention to do so, ITC has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA.